Promissory Notes	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Promissory Notes
34.	PROMISSORY NOTES
On November 18, 2019, CUCL issued tranche one of 2019 promissory notes in an amount of RMB1 billion, with a maturity period of 3 years from the date of issue and which carries interest at 3.39% per annum.